Summary of Provisional Purchase Price Allocation Relating to Vidello Merger (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Liabilities assumed:
Goodwill	$ 21,992,000	$ 21,991,721		$ 18,972,475
Vidello Limited [Member]
Assets acquired:
Business combination recognized asset acquired, cash and cash equivalents			$ 67,551
Business combination recognized asset acquired, property plant and equipment			9,375
Total assets			5,373,926
Liabilities assumed:
Business combination recognized liability assumed accounts payable			705
Business combination recognized identifiable assets acquired and liabilities assumed accrued expenses and other current liabilities			15,377
Business combination recognized liability assumed deferred revenue current			447,966
Business combination recognized liability assumed deferred tax liability			1,324,250
Business combination, recognized identifiable assets acquired and liabilities assumed, taxes payable			337,127
Total liabilities			2,125,425
Total identifiable net assets			3,248,501
Goodwill			3,019,246
Total consideration			6,267,747
Business combination recognized asset acquired asset			5,373,926
Business combination, recognized liability assumed liability			2,125,425
Business combination, recognized asset acquired to liabiltiy assumed excess			3,248,501
Business combination, recognized asset acquired to liability assumed excess and goodwill			6,267,747
Vidello Limited [Member] | Customer Relationships [Member]
Assets acquired:
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill			551,000
Vidello Limited [Member] | Trade Names [Member]
Assets acquired:
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill			736,000
Vidello Limited [Member] | Developed Technology Rights [Member]
Assets acquired:
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill			4,010,000
Vidello Limited [Member] | Developed Technology [Member]
Assets acquired:
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill			$ 4,010,000